Financial risk exposure and risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	$ 23,090	$ 15,666
Lease obligation	1,961	2,573
Debt		57,000
Total financial liabilities and contractual obligations	25,051	75,239
Less than one year
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	23,090	15,666
Lease obligation	419	444
Debt		0
Total financial liabilities and contractual obligations	23,509	16,110
One to three years
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	0	0
Lease obligation	865	933
Debt		57,000
Total financial liabilities and contractual obligations	865	57,933
After three years
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	0	0
Lease obligation	677	1,196
Debt		0
Total financial liabilities and contractual obligations	$ 677	$ 1,196